Employee benefit plans and compensation plans - Defined benefit plans - Obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020 basisPoints	Dec. 31, 2019
Sweden
Employee benefit plans and compensation plans
Discount rate	1.40%		2.30%
Increase in compensation levels rate	3.10%		3.30%
Turnover rate	3.00%		3.00%
Additional information
Pension liability (in years)	20 years
Germany
Employee benefit plans and compensation plans
Discount rate	0.90%	0.50%	1.90%
Increase in compensation levels rate	2.00%		2.00%
Additional information
Pension liability (in years)	17 years